Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net cash inflow from operating activities	$ 4,799	$ 2,969	$ 2,618
COVID-19 Vaccine AstraZeneca
Cash flows from operating activities
Net cash inflow from operating activities	$ 1,062